GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill [Roll Forward]
Beginning balance		¥ 52,782	¥ 3,365
Acquisition			49,417
Ending balance	$ 7,582	52,782	52,782
Goodwill impairment		¥ 0	¥ 0